Liquidity and Going Concern Uncertainty (Details Narrative) - USD ($)	1 Months Ended			9 Months Ended		12 Months Ended
	Mar. 31, 2021	Feb. 28, 2021	Jan. 31, 2021	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Accumulated deficit				$ (33,429,418)		$ (28,079,798)	$ (24,843,268)
Cash				12,603,341	$ 753,046	530,400	1,991,802	$ 1,179,613
Net Cash Used In Operation				$ (3,889,483)	$ (3,492,567)	$ (4,028,541)	$ (3,922,272)
Series1d Preferred Unit Offering
Gross proceeds from purchase of stock	$ 570,000
Managing Members and Other Investors
Proceeds from issuance of subordinated convertible promissory notes	$ 1,566,000	$ 1,566,000	$ 1,566,000